Goodwill - After-Tax Discount Rates Applied to the Cash Flow Projections (Details)	Dec. 31, 2019	Dec. 31, 2018
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	8.20%	8.30%
After-tax discount rates applied to cash flow projections (as a percent)	6.20%	6.40%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	12.60%	14.40%
After-tax discount rates applied to cash flow projections (as a percent)	10.00%	11.20%
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	7.80%	7.50%
After-tax discount rates applied to cash flow projections (as a percent)	6.20%	6.30%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	7.80%	6.90%
After-tax discount rates applied to cash flow projections (as a percent)	4.90%	5.20%